Employee Benefit Plans - Component of Net Periodic Pension Expense and Post-Retirement Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Pension Plans [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member]	Dec. 31, 2013 Successor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2012 Successor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Post-retirement Benefit Plans [Member]	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Pension Plans [Member]	Jan. 25, 2011 Predecessor [Member] Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.9	$ 0.7		$ 0.9	$ 0.7	$ 4.3	$ 0.5	$ 0.4	$ 0.3		$ 0.4
Interest cost	11.8	12.8		11.8	12.8	12.7	0.6	0.5	0.5		1.1	0.1
Expected return on plan assets				(15.2)	(15.6)	(13.5)					(1.2)
Amortization of unrecognized loss				3.8	0.5		0.2	0.1			0.2
Curtailment and settlement (gains) losses recognized	0.4	(1.3)	(0.2)	(0.4)	1.3	0.2
Amortization of prior service costs							0.1
Net periodic pension benefit cost				$ 0.9	$ (0.3)	$ 3.7	$ 1.4	$ 1.0	$ 0.8		$ 0.5	$ 0.1